Lines Of Credit - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Unused lines of credit	$ 893.2	$ 1,429.1